Notes Related to the Consolidated Statements of Financial Position - Summary of Cash and Cash Equivalents (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Cash And Cash Equivalents [Abstract]
Current account	€ 68,066	€ 118,371		€ 174,525
Term deposits	5,107	16,000		11,000
Total cash and cash equivalents as reported in statement of financial position	73,173	134,371		185,525
Bank overdrafts				(11)
Total cash and cash equivalents as reported in statement of cash flow	€ 73,173	€ 134,371	[1]	€ 185,514	[1]	€ 37,646

[1]	See note 2.8.